Retirement Benefit Plans - Summary of Sensitivity Analysis on Defined Obligations (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	$ (617,803)	$ (22,002)	$ (555,266)
Change in defined obligation due to decrease in actuarial assumption	600,451	21,384	601,616
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	611,217	21,767	591,915
Change in defined obligation due to decrease in actuarial assumption	$ (565,555)	$ (20,141)	$ (545,528)